American Beacon Sound Point Floating Rate Income Fund

Supplement dated April 29, 2022 to the

Prospectus, Summary Prospectus, and Statement of Additional Information, each dated January 1, 2022, as may have been previously amended or supplemented

Effective April 26, 2022, Rick Richert of Sound Point Capital Management, LP no longer serves as a portfolio manager for the American Beacon Sound Point Floating Rate Income Fund (the “Fund”). Therefore, effective as of April 26, 2022, all references to Mr. Richert in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE